Asset Held for Sale and Discontinued Operations - Summary of Reconciliation of Profit and Loss Statement (Detail) ₺ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 TRY (₺)	Sep. 09, 2016 USD ($)	Dec. 31, 2015 TRY (₺)	Dec. 31, 2015 USD ($)
Asset held for sale and discontinued operations [Line Items]
Profit before income tax | ₺	₺ (42,164)		₺ 367,336
(Loss)/profit for period | ₺	(42,164)		367,336
(Loss)/profit for period | ₺	₺ (42,164)		₺ 367,336
Fintur [member]
Asset held for sale and discontinued operations [Line Items]
Revenue		$ 617,214		$ 1,325,535
Cost of sales		(369,104)		(674,334)
Gross profit		248,110		651,201
Selling and marketing expenses		(69,983)		(123,244)
General and administrative expenses		(69,818)		(95,380)
Other operating (expenses), net		(31,258)		(23,850)
Operating profit		77,051		408,727
Finance (expense)/income, net		(61,203)		162,357
Profit before income tax		15,848		571,084
Total income tax		(30,947)		(128,121)
(Loss)/profit for period		(15,099)		442,963
Attributable to owners of the parent		(28,695)		327,194
Attributable to non controlling interests		13,596		115,769
(Loss)/profit for period		$ (15,099)		$ 442,963